UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating
Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
May 31, 2014 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)		23,849	$20,987

Diversified Consumer Services — 0.2%
Cengage Thomson Learning (a)		37,579	1,359,909

Diversified Financial Services — 0.2%
Kcad Holdings I Ltd. (a)		217,833,983	1,363,641

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		260,833	3

Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd. (a)		393,892	1,057,111
Ainsworth Lumber Co. Ltd. (a)(b)		346,000	928,580
Western Forest Products, Inc.		84,448	179,130

			2,164,821

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,860	62,012

Software — 0.4%
HMH Holdings/EduMedia (a)		116,627	2,124,944

Total Common Stocks — 1.2%			7,096,317

Asset-Backed Securities (b)(c)		Par (000)

ALM Loan Funding:
Series 2013-7RA, Class C, 3.68%, 4/24/24	USD	1,075	1,037,103
Series 2013-7RA, Class D, 5.23%, 4/24/24		900	859,745
Series 2013-8A, Class B, 2.98%, 1/20/26		1,150	1,129,547
Atrium CDO Corp., Series 9A, Class D, 3.73%, 2/28/24		1,100	1,059,103
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.73%, 1/20/25		700	701,546
Series 2013-1A, Class C, 4.23%, 2/14/25		250	246,432
Cent CLO LP, Series 2013-17A, Class C, 3.72%, 1/30/25		500	476,091
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.23%, 4/20/23		950	942,443
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25		370	355,532
North End CLO Ltd., Series 2013-1A, Class D, 3.73%, 7/17/25		750	712,214
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.44%, 10/25/25		1,000	946,425

Asset-Backed Securities (b)(c)		Par (000)	Value

OZLM Funding Ltd., Series 2012-2A, Class C, 4.57%, 10/30/23	USD	500	$501,379
Race Point CLO Ltd., Series 2012-6A, Class D, 4.73%, 5/24/23		1,075	1,075,592
Regatta Funding LP, Series 2013-2A, Class C, 4.23%, 1/15/25		500	491,546
Symphony CLO Ltd., Series 2012-10A, Class D, 5.48%, 7/23/23		1,500	1,504,035

Total Asset-Backed Securities — 2.1%			12,038,733

Corporate Bonds

Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		1,140	1,191,300
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		190	218,166
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		2,605	2,676,638

			4,086,104

Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		717	725,066
4.88%, 3/15/19		460	470,925

			1,195,991

Capital Markets — 0.2%
Blackstone CQP Holdco LP, 2.32%, 3/18/19		599	603,721
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(d)(e)		129	254,775

			858,496

Chemicals — 0.6%
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (b)		1,559	3,585,902

Commercial Services & Supplies — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (c)		295	297,212
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		1,012	1,043,559

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies (concluded)
United Rentals North America, Inc., 5.75%, 7/15/18	USD	350	$373,625

			1,714,396

Communications Equipment — 0.4%
Avaya, Inc., 7.00%, 4/01/19 (b)		390	386,100
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20 (f)		1,470	1,605,975

			1,992,075

Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		335	355,100

Diversified Financial Services — 0.4%
Ally Financial, Inc.:
2.91%, 7/18/16 (c)		1,375	1,410,215
7.50%, 9/15/20		160	190,800
8.00%, 11/01/31		685	854,719

			2,455,734

Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20		1,651	1,316,673
Travelport LLC/Travelport Holdings, Inc., 6.35%, 3/01/16 (b)(c)		672	671,762
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(g)		120	—

			1,988,435

Independent Power Producers & Energy Traders — 0.1%
Calpine Corp., 6.00%, 1/15/22 (b)		349	374,303

Media — 0.2%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		514	534,560
Numericable Group SA, 6.00%, 5/15/22 (b)		842	873,575

			1,408,135

Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		635	679,450

Road & Rail — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)		884	920,465

Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 6.13%, 1/15/22	USD	225	$238,500

Total Corporate Bonds — 3.9%			21,853,086

Floating Rate Loan Interests

Aerospace & Defense — 1.7%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		2,218	2,220,372
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,175	1,158,115
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		889	882,875
Term Loan D, 3.75%, 5/31/21		825	819,547
TransUnion LLC, Term Loan, 4.00% - 4.25%, 3/17/21		4,790	4,773,044

			9,853,953

Air Freight & Logistics — 0.5%
CEVA Group PLC, Synthetic Letter of Credit, 6.50%, 3/19/21		738	721,880
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		778	761,256
CEVA Logistics U.S. Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,073	1,050,008
CEVA Logistics Canada ULC, Term Loan, 6.50%, 3/19/21		134	131,251

			2,664,395

Airlines — 0.8%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.50%, 10/18/18		1,433	1,428,348
Northwest Airlines, Inc., Term Loan:
2.18%, 3/10/17		783	757,230
1.56%, 9/10/18		1,077	1,021,348
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		1,139	1,135,415

			4,342,341

Auto Components — 3.0%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		1,391	1,394,719
Armored Autogroup, Inc., Term Loan B, 6.00% - 6.50%, 11/04/16		245	245,074
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/28/17		2,792	2,791,819
2nd Lien Term Loan, 10.50%, 1/29/18		1,295	1,230,250

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	2

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Auto Components (concluded)
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19	USD	1,591	$1,594,990
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,555	1,534,580
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		5,015	5,032,552
GPX International Tire Corp., Term Loan (a)(g)(h):
PIK, 13.00%, 12/31/49		18	—
12.25%, 12/31/49		1,097	—
Transtar Holding Co., 1st Lien Term Loan, 5.75%, 10/09/18		2,089	2,080,980
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		1,451	1,452,614

			17,357,578

Automobiles — 0.3%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18		825	819,844
3.50%, 5/24/17		875	875,000

			1,694,844

Building Products — 2.9%
Continental Building Products LLC, 1st Lien Term Loan, 4.25%, 8/28/20		1,714	1,713,037
CPG International, Inc., Term Loan, 4.75%, 9/30/20		4,293	4,291,444
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		1,415	1,400,850
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		1,350	1,341,562
Momentive Performance Materials, Inc., DIP Term Loan B, 4.00%, 4/30/15		450	450,374
Nortek, Inc., Term Loan, 3.75%, 12/31/20		650	650,410
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		1,020	1,008,525
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,768	1,765,047
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		504	498,388
Term Loan B, 4.00%, 10/31/19		3,412	3,375,581

			16,495,218

Capital Markets — 0.6%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		1,010	1,013,566

Floating Rate Loan Interests		Par (000)	Value

Capital Markets (concluded)
Affinion Group, Inc.: (concluded):
Term Loan B, 6.75%, 4/30/18	USD	1,369	$1,372,250
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		879	877,731

			3,263,547

Chemicals — 4.3%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		1,108	1,108,524
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		575	575,160
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, 2/01/20		3,171	3,167,803
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20		117	116,999
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		1,264	1,264,684
Chromaflo Technologies Corp., 1st Lien Term Loan, 4.50%, 12/02/19		1,147	1,145,691
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		2,065	2,069,002
INEOS US Finance LLC:
3 Year Term Loan, 2.15%, 5/04/15		381	380,930
6 Year Term Loan, 3.75%, 5/04/18		863	856,993
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/07/20		1,543	1,541,794
Minerals Technology, Inc., Term Loan B, 4.00%, 5/09/21		2,250	2,255,625
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		2,460	2,453,117
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		1,365	1,377,517
Term Loan B2, 4.25%, 1/15/20		2,537	2,537,250
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		685	688,025
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		586	582,647
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20		1,761	1,761,592

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Chemicals (concluded)
Univar, Inc., Term Loan B, 5.00%, 6/30/17	USD	986	$987,573

			24,870,926

Commercial Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		1,162	1,166,445
2nd Lien Term Loan, 8.25%, 6/03/21		309	316,956

			1,483,401

Commercial Services & Supplies — 5.7%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		3,243	3,222,754
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 3.65%, 7/26/16		46	45,898
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		32	32,038
Term Loan E, 3.25%, 9/07/19		1,475	1,464,867
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		1,182	1,182,479
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		3,816	3,825,556
Catalent Pharma Solutions, Inc.:
Term Loan, 6.50%, 12/29/17		500	503,750
Term Loan B, 4.50%, 9/15/21		3,000	3,011,250
Connolly LLC:
1st Lien Term Loan, 5.00%, 1/29/21		3,000	3,024,390
2nd Lien Term Loan, 8.00%, 4/26/22		1,500	1,513,125
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		1,359	1,351,962
Koosharem LLC, Exit Term Loan, 8.75%, 4/29/20		2,400	2,418,000
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/16/19		1,350	1,349,800
Protection One, Inc., Term Loan, 4.25%, 3/21/19		2,049	2,046,049
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		4,062	4,054,836
US Ecology, Inc., Term Loan, 3.75%, 5/15/21		950	954,750

Floating Rate Loan Interests		Par (000)	Value

Commercial Services & Supplies (concluded)
West Corp., Term Loan B10, 3.25%, 6/30/18	USD	2,966	$2,931,723

			32,933,227

Communications Equipment — 2.8%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		5,157	5,164,103
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		803	804,497
2nd Lien Term Loan, 7.50%, 1/23/22		380	386,270
Avaya, Inc., Extended Term Loan B3, 4.73%, 10/26/17		1,519	1,468,627
CommScope, Inc., Term Loan B3, 2.65% - 2.73%, 1/21/17		694	695,668
Telesat Canada, Term Loan A, 4.37%, 3/24/17	CAD	2,313	2,122,049
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	5,475	5,462,531

			16,103,745

Construction & Engineering — 0.8%
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20		1,424	1,403,648
Centaur Acquisition LLC, 1st Lien Term Loan, 5.25%, 2/20/19		2,128	2,128,649
USIC Holdings, Inc., 1st Lien Term Loan, 4.00%, 7/10/20		1,166	1,153,068

			4,685,365

Construction Materials — 1.5%
Filtration Group Corp., 1st Lien Term Loan, 4.50%, 11/21/20		968	973,216
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		7,208	7,201,686
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		662	664,434

			8,839,336

Containers & Packaging — 1.2%
Ardagh Holdings USA, Inc.:
Incremental Term Loan, 4.00%, 12/17/19		925	923,455
Term Loan B, 8.00%, 12/17/19		1,282	1,282,993
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		2,755	2,741,216
Rexam PLC, 1st Lien Term Loan, 4.25%, 3/21/21		775	779,363

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	4

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Containers & Packaging (concluded)
Tekni-Plex, Inc., Term Loan B, 6.00%, 8/25/19	USD	1,084	$1,081,462

			6,808,489

Distributors — 1.3%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		5,010	4,989,235
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		395	395,987
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		1,017	1,005,255
VWR Funding, Inc., Term Loan, 3.40%, 4/03/17		1,195	1,194,830

			7,585,307

Diversified Consumer Services — 2.2%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		2,890	2,876,734
2nd Lien Term Loan, 8.00%, 8/13/21		417	417,875
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75% - 5.00%, 1/30/20		2,790	2,787,595
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		300	298,529
Term Loan B, 4.00%, 11/06/20		1,172	1,166,975
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		1,075	1,055,794
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		2,042	2,041,430
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		2,812	2,220,377

			12,865,309

Diversified Financial Services — 1.9%
AssuredPartners Capital, Inc.:
1st Lien Term Loan, 4.50%, 3/31/21		1,495	1,494,372
2nd Lien Term Loan, 7.75%, 4/04/22		475	474,406
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		3,269	3,270,177

Floating Rate Loan Interests		Par (000)	Value

Diversified Financial Services (concluded)
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18	USD	390	$390,579
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		2,589	2,598,220
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20		2,578	2,531,877

			10,759,631

Diversified Telecommunication Services — 4.3%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		3,041	3,053,554
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		2,724	2,732,520
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/22/20		1,125	1,145,092
Term Loan B, 5.25%, 2/22/19		2,020	2,025,740
Level 3 Financing, Inc., 2019 Term Loan:
4.00%, 8/01/19		1,085	1,086,085
B, 4.00%, 1/15/20		9,510	9,524,265
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		1,939	1,936,619
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		3,065	3,070,361

			24,574,236

Electric Utilities — 0.5%
American Energy - Utica LLC:
2nd Lien Term Loan, 5.50%, 9/30/18		1,006	1,076,763
Incremental Term Loan, 11.00%, 9/30/18		430	453,650
Sandy Creek Energy Associates LP, Term Loan B, 5.00%, 11/06/20		1,312	1,317,536

			2,847,949

Electrical Equipment — 1.3%
Southwire Co., Term Loan, 3.25%, 2/10/21		1,180	1,177,380
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		1,256	1,260,287

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Electrical Equipment (concluded)
Texas Competitive Electric Holdings Co. LLC (concluded):
Extended Term Loan, 4.74%, 10/10/17	USD	6,610	$5,287,075

			7,724,742

Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, Term Loan, 3.25%, 4/29/20		2,867	2,827,584

Energy Equipment & Services — 0.6%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,826	1,827,825
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,581	1,584,202

			3,412,027

Food & Staples Retailing — 1.3%
Alliance Boots Holdings Ltd., Term Loan B1, 3.46%, 7/09/15	GBP	2,428	4,063,096
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20	USD	1,040	1,060,582
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		2,229	2,226,457

			7,350,135

Food Products — 3.6%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		881	879,220
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		1,129	1,127,913
Del Monte Foods, Inc., 1st Lien Term Loan, 4.25%, 2/18/21		1,736	1,731,675
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		3,009	3,005,152
Dole Food Co., Inc., Term Loan B, 4.50% - 5.75%, 11/01/18		2,648	2,647,780
GFA Brands, Inc., Term Loan B, 5.00%, 7/09/20		491	492,516
H.J. Heinz Co., Term Loan B1, 3.25%, 6/07/19		313	312,672
Hearthside Food Solutions LLC, Term Loan, 4.50%, 4/07/21		1,300	1,304,329
Michael Foods Group, Inc., Term Loan, 5.25%, 2/25/18		635	634,178
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,463	1,477,428
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.25%, 4/29/20		532	528,886
Term Loan G, 3.25%, 4/29/20		3,020	3,001,715

Floating Rate Loan Interests		Par (000)	Value

Food Products (concluded)
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% - 7.75%, 5/01/19	USD	2,470	$2,420,649
2nd Lien Term Loan, 10.75%, 11/01/19		1,195	1,099,400

			20,663,513

Health Care Equipment & Supplies — 7.1%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		4,079	4,082,559
2nd Lien Term Loan, 8.25%, 11/30/20		1,675	1,691,750
Biomet, Inc., Term Loan B2, 3.65% - 3.73%, 7/25/17		3,310	3,313,430
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		2,066	2,059,634
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		4,282	4,289,515
Fresenius SE & Co. KGaA, Term Loan B:
Incremental, 2.57%, 6/30/19	EUR	529	717,961
2.23%, 8/07/19	USD	2,696	2,689,143
The Hologic, Inc., Term Loan B, 3.25%, 8/01/19		3,314	3,304,641
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		433	433,073
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		3,545	3,541,283
Kinetic Concepts, Inc., Term Loan E1, 4.00%, 5/04/18		527	527,633
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		1,915	1,910,212
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		544	522,546
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		2,625	2,639,779
National Vision, Inc.:
1st Lien Term Loan, 4.00%, 3/12/21		2,761	2,721,712
2nd Lien Term Loan, 6.75%, 3/07/22		530	528,012
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19		981	982,241
2nd Lien Term Loan, 9.50%, 12/07/19		1,138	1,157,907

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	6

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Health Care Equipment & Supplies (concluded)
Ortho-Clinical Diagnostics, Inc., Term Loan B, 3.50%, 5/07/21	USD	4,010	$4,025,559

			41,138,590

Health Care Providers & Services — 6.1%
American Renal Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/20/19		2,861	2,857,524
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		1,146	1,146,932
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		8,643	8,689,234
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		2,339	2,340,478
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		3,822	3,822,075
Term Loan B2, 4.00%, 11/01/19		1,760	1,763,832
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		1,040	1,042,374
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		1,917	1,914,274
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17		1,226	1,247,267
HCA, Inc.:
Extended Term Loan B4, 2.98%, 5/01/18		1,133	1,133,016
Term Loan B5, 2.90%, 3/31/17		823	823,342
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/14/21		1,215	1,218,803
2nd Lien Term Loan, 8.75%, 2/14/22		315	319,199
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		841	843,299
Incremental Term Loan B3, 7.75%, 5/15/18		1,105	1,101,431
MPH Acquisition Holdings LLC, Term Loan, 4.00%, 3/31/21		2,331	2,314,858
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/31/21		820	823,075

Floating Rate Loan Interests		Par (000)	Value

Health Care Providers & Services (concluded)
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18	USD	1,851	$1,841,757

			35,242,770

Health Care Technology — 0.7%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		3,370	3,347,023
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		752	750,540

			4,097,563

Hotels, Restaurants & Leisure — 11.6%
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/20		1,413	1,416,072
Belmond Interfin Ltd., Term Loan B, 4.00%, 3/21/21		2,110	2,113,967
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,159	1,160,931
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		3,100	3,099,613
Caesars Entertainment Operating Co., Term Loan B7, 9.75%, 3/01/17		2,346	2,320,452
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/12/20		5,851	5,822,759
Diamond Resorts Corp., Term Loan, 5.50%, 4/23/21		2,350	2,364,688
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		1,435	1,452,938
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		8,735	8,698,474
Intrawest ULC, Term Loan, 5.50%, 11/26/20		1,616	1,642,209
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		11,265	11,267,816
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		2,494	2,488,962
Marina District Finance Co., Inc., Term Loan B, 6.75%, 8/15/18		989	1,002,388
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		3,473	3,461,023
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		1,945	1,943,850
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/06/19		1,771	1,773,314
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		507	508,404

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Sabre, Inc.: (concluded):
Term Loan B, 4.25%, 2/19/19	USD	1,392	$1,392,375
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		5,063	5,068,833
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/29/16		1,057	1,086,291
Refinancing Term Loan, 6.25%, 6/26/19		1,375	1,403,534
Twin River Management Group, Inc., Term Loan B:
5.25%, 11/09/18		2,452	2,441,550
5.25%, 4/10/20		1,135	1,133,581
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/19		1,639	1,641,945

			66,705,969

Household Products — 1.1%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		2,762	2,755,342
Prestige Brands, Inc., Term Loan, 3.75%, 1/31/19		1,313	1,308,979
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/07/17		1,001	999,608
Term Loan C, 3.50%, 9/04/19		1,469	1,465,751

			6,529,680

Independent Power Producers & Energy Traders — 0.4%
The AES Corp., Refinancing Term Loan B, 3.75%, 6/01/18		74	73,558
Calpine Corp., Term Loan B1, 4.00%, 4/01/18		918	919,863
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		1,424	1,425,306

			2,418,727

Industrial Conglomerates — 0.8%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		4,535	4,483,588

Insurance — 2.4%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19		1,795	1,798,396
Asurion LLC:
2nd Lien Term Loan, 8.50%, 3/03/21		675	692,719
Term Loan B1, 5.00%, 5/24/19		2,767	2,776,171
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		1,260	1,259,219
Term Loan B2, 3.75%, 9/20/18		2,267	2,265,118

Floating Rate Loan Interests		Par (000)	Value

Insurance (concluded)
Cooper Gay Swett & Crawford Ltd., 1st Lien Term Loan, 5.00%, 4/16/20	USD	1,831	$1,767,072
Sedgwick, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		2,030	1,995,327
2nd Lien Term Loan, 6.75%, 2/28/22		1,155	1,149,641

			13,703,663

Internet Software & Services — 1.6%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		1,945	1,941,732
Go Daddy Operating Co. LLC, Term Loan B, 4.75%, 5/13/21		2,550	2,559,104
Interactive Data Corp., Term Loan B, 4.75%, 4/30/21		2,000	2,013,760
W3 Co., 1st Lien Term Loan, 5.75%, 3/13/20		1,777	1,750,394
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		1,141	1,146,212

			9,411,202

IT Services — 3.4%
Ceridian Corp., Term Loan B, 4.40%, 5/09/17		3,752	3,755,155
First Data Corp.:
2018 Term Loan, 4.15%, 9/24/18		1,050	1,050,977
Extended 2018 Term Loan B, 4.15%, 3/24/18		10,164	10,162,655
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		1,861	1,861,123
InfoGroup, Inc., Term Loan, 7.50%, 5/25/18		1,015	898,873
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/25/19		1,600	1,590,000
SunGard Data Systems, Inc., Term Loan E, 4.00%, 3/08/20		567	567,443

			19,886,226

Leisure Equipment & Products — 0.4%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		1,325	1,325,000
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		881	888,070

			2,213,070

Machinery — 3.7%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		573	579,886
Refinancing Term Loan, 4.50%, 12/10/18		1,579	1,576,803

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	8

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Machinery (concluded)
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20	USD	1,181	$1,180,564
Term Loan B3, 4.25%, 8/28/20		358	357,868
Gardner Denver, Inc.:
4.25%, 7/30/20		3,892	3,887,886
4.75%, 7/30/20	EUR	546	748,857
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20	USD	1,445	1,433,340
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		1,970	1,963,869
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/19		2,434	2,428,163
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		904	919,314
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,721	1,716,903
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,349	2,343,796
STS Operating, Inc., Term Loan, 4.75%, 2/19/21		690	690,863
Terex Corp., Term Loan, 4.00%, 4/28/17	EUR	152	206,478
Wabash National Corp., Term Loan B, 4.50%, 5/08/19	USD	1,267	1,263,590

			21,298,180

Media — 12.6%
Acosta, Inc., Term Loan B, 4.25%, 3/02/18		195	195,119
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		2,576	2,576,117
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		1,125	1,141,875
CBS Outdoor Americas Capital LLC, Term Loan B, 3.00%, 1/31/21		750	745,395
Cengage Learning Acquisitions, Inc.:
4.75%, 7/03/14 (g)		1,708	—
1st Lien Term Loan, 4.75%, 7/03/14 (g)		781	—
1st Lien Term Loan, 7.00%, 3/31/20		6,050	6,125,625
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20		2,020	1,990,350
Clear Channel Communications, Inc.:
Term Loan B, 3.80%, 1/29/16		655	648,272
Term Loan C, 3.80%, 1/29/16		165	162,565
Term Loan D, 6.90%, 1/30/19		6,875	6,790,370

Floating Rate Loan Interests		Par (000)	Value

Media (continued)
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20	USD	2,404	$2,408,947
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		195	188,474
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		1,610	1,613,945
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		1,521	1,521,107
IMG Worldwide Holdings, LLC:
1st Lien Term Loan, 5.25%, 5/06/21		2,300	2,309,775
2nd Lien Term Loan, 8.25%, 5/01/22		915	924,726
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		4,313	4,315,910
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		645	653,869
Live Nation Entertainment, Inc., Term Loan B1, 3.50%, 8/17/20		498	495,425
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		1,712	1,717,995
Mediacom Communications Corp., Term Loan F, 2.63%, 1/31/18		1,120	1,108,330
NEP/NCP Holdco, Inc., Incremental Term Loan, 4.25%, 1/22/20		2,296	2,291,982
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		2,236	2,239,406
Term Loan B2, 4.50%, 5/21/20		1,934	1,937,391
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		1,695	1,693,347
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		2,185	2,168,612
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		1,876	1,857,308
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		4,003	4,000,381
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,288	2,281,518
UPC Financing Partnership, Term Loan AG, 4.02%, 3/31/21	EUR	1,272	1,744,058
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/05/20	USD	3,415	3,386,553
Term Loan E, 4.25%, 6/05/23	GBP	2,840	4,753,692
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	2,226	2,236,193
Ziggo NV:
Term Loan B1A, 3.25%, 1/15/22		1,670	1,645,422

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Media (concluded)
Ziggo NV (concluded):
Term Loan B2A, 3.25%, 1/15/22	USD	1,076	$1,060,340
Term Loan B3, 3.25%, 1/15/22		1,770	1,743,882

			72,674,276

Metals & Mining — 2.0%
Ameriforge Group, Inc., 1st Lien Term Loan, 5.00%, 12/19/19		1,620	1,621,586
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19		1,629	1,618,694
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		2,403	2,398,944
Novelis, Inc., Term Loan, 3.75%, 3/10/17		3,410	3,408,373
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		2,605	2,660,756

			11,708,353

Multiline Retail — 2.6%
99¢ Only Stores, Term Loan, 4.50%, 1/11/19		1,974	1,982,948
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		454	441,560
BJ's Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		2,361	2,360,075
2nd Lien Term Loan, 8.50%, 3/26/20		870	895,012
HEMA Holding BV:
Extended 2nd Lien Term Loan, 6.01%, 1/05/18	EUR	1,400	1,758,924
Extended Term Loan B, 4.63%, 12/06/17		576	772,886
Extended Term Loan C, 4.63%, 12/06/17		528	707,807
Hudson's Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20	USD	1,882	1,898,375
The Neiman Marcus Group, Inc., Term Loan, 4.25%, 10/26/20		4,308	4,295,083

			15,112,670

Oil, Gas & Consumable Fuels — 2.9%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		1,881	1,850,261
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,201	1,203,889
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,920	1,916,410

Floating Rate Loan Interests		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 2/28/18	USD	1,364	$1,362,843
2nd Lien Term Loan, 8.38%, 9/30/20		590	606,750
Moxie Patriot LLC, Term Loan B1, 6.75%, 12/18/20		1,435	1,463,700
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,065	1,075,241
Offshore Group Investment Ltd.:
Term Loan B, 5.00%, 10/25/17		1,027	1,020,713
Term Loan B, 5.75%, 3/28/19		549	545,104
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		1,560	1,591,200
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		640	631,025
2nd Lien Term Loan, 8.25%, 11/06/20		470	465,887
Delayed Draw Term Loan, 4.25%, 5/06/20		34	33,775
Raven Power Finance LLC, Term Loan, 5.25%, 12/19/20		879	891,750
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		1,466	1,468,774
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		603	603,487

			16,730,809

Pharmaceuticals — 5.7%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		1,790	1,792,237
Amneal Pharmaceuticals LLC, Term Loan, 5.75% - 7.00%, 11/01/19		1,229	1,233,433
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		918	914,169
Endo Luxembourg Finance Co. I Sarl, Term Loan B, 3.25%, 2/28/21		1,580	1,566,839
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.15%, 2/27/21		5,495	5,467,964
JLL/Delta Dutch Newco BV, 2021 Term Loan, 4.25%, 3/11/21		1,595	1,576,769
Mallinckrodt International Finance SA, Term Loan B, 3.50%, 3/19/21		2,325	2,310,469
Par Pharmaceutical Cos, Inc., Term Loan B2, 4.00%, 9/30/19		3,732	3,716,336
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		4,345	4,346,732

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	10

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Pharmaceuticals (concluded)
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18	USD	2,647	$2,642,690
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		2,660	2,650,085
Series D2 Term Loan B, 3.75%, 2/13/19		2,926	2,918,289
Series E Term Loan B, 3.75%, 8/05/20		1,659	1,655,258

			32,791,270

Professional Services — 1.7%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,241	3,239,532
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 2/28/22		1,175	1,175,000
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,841	1,873,625
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20		1,159	1,165,701
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		2,599	2,570,765

			10,024,623

Real Estate Investment Trusts (REITs) — 0.5%
IStar Financial, Inc., Term Loan, 4.50%, 10/16/17		2,482	2,485,505
Starwood Property Trust, Inc., Term Loan B, 3.50%, 4/17/20		299	296,695

			2,782,200

Real Estate Management & Development — 1.4%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20		2,519	2,534,958
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		247	246,169
Term Loan B, 3.75%, 3/05/20		5,225	5,224,643

			8,005,770

Road & Rail — 0.6%
Genesee & Wyoming, Inc., Term Loan A, 1.90%, 9/29/17		549	549,059
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		2,040	2,029,800

Floating Rate Loan Interests		Par (000)	Value

Road & Rail (concluded)
Road Infrastructure Investment LLC (concluded):
2nd Lien Term Loan, 7.75%, 9/21/21	USD	975	$968,497

			3,547,356

Semiconductors & Semiconductor Equipment — 1.5%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		4,075	4,085,188
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		2,349	2,351,307
Term Loan B5, 5.00%, 1/15/21		711	714,235
NXP BV, Term Loan D, 3.75%, 1/11/20		1,423	1,408,977

			8,559,707

Software — 3.8%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		2,449	2,453,956
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		1,062	1,042,063
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		780	783,900
Term Loan B, 4.25% - 5.50%, 11/01/19		1,778	1,774,196
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		4,097	4,063,194
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		891	847,367
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,787	1,849,162
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		510	514,784
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		2,201	2,207,025
2nd Lien Term Loan, 8.50%, 10/11/21		1,600	1,632,000
RP Crown Parent LLC, 2013 Term Loan, 6.00%, 12/21/18		1,549	1,545,754
Shield Finance Co. Sarl, Term Loan, 5.00%, 1/27/21		690	692,588
Sophia LP, Term Loan B, 4.00%, 7/19/18		2,634	2,636,349

			22,042,338

Specialty Retail — 3.9%
Academy Ltd., Term Loan, 4.50%, 8/03/18		2,679	2,683,566

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Specialty Retail (concluded)
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/17	USD	591	$594,860
Equinox Holdings, Inc., Repriced Term Loan B, 4.25% - 5.25%, 1/31/20		970	968,535
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		161	130,339
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		1,975	1,984,399
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		1,737	1,729,718
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/19		2,384	2,376,952
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		2,259	2,257,950
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		4,168	4,139,920
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		3,379	3,385,520
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		1,710	1,701,338
Toys 'R' Us-Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		787	608,687
Term Loan B3, 5.25%, 5/25/18		163	126,074

			22,687,858

Textiles, Apparel & Luxury Goods — 1.7%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,304	2,281,257
Authentic Brands Group LLC, 1st Lien Term Loan, 1.00%, 5/21/21		2,150	2,133,875
J. Crew Group, Inc., Term Loan B, 4.00% - 5.25%, 3/05/21		2,065	2,051,577
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		1,650	1,649,587
Nine West Holdings, Inc.:
Guarantee Term Loan, 6.25%, 3/05/19		810	812,025
Term Loan B, 4.75%, 10/08/19		950	952,974

			9,881,295

Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		1,936	1,937,919

Floating Rate Loan Interests		Par (000)	Value

Wireless Telecommunication Services — 0.5%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20	USD	2,670	$2,657,811

Total Floating Rate Loan Interests — 124.9%			720,280,281

Non-Agency Mortgage-Backed Securities — 0.2%

Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (b)(c)		1,336	1,383,294

Investment Companies		Shares

Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		54	820
Eaton Vance Senior Income Trust		13,945	95,244

Total Investment Companies — 0.0%			96,064

Other Interests (i)		Beneficial Interest (000)

Auto Components — 0.0%
Intermet Liquidating Trust, Class A	USD	256	3

Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests (a)(k):
(Acquired 11/18/13, cost $1,177,928)		17	182,883
(Acquired 11/18/13, cost $1,177,928)		17	182,883

			365,766

Household Durables — 0.3%
Stanley Martin, Class B Membership Units		1	1,830,000

Total Other Interests — 0.4%			2,195,769

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	12

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Preferred Securities

Preferred Stock — 0.0%	Shares	Value

Diversified Financial Services — 0.0%
Ally Financial, Inc., Series A, 8.50% (c)(l)	4,976	$137,636

Trust Preferreds — 0.3%

GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)	71,644	1,936,113

Total Preferred Securities — 0.3%		2,073,749

Warrants (j)

Chemicals — 0.0%
GEO Specialty Chemicals, Inc., (Expires 3/31/15)	143,928	125,217

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	2,406	9,934

Total Warrants — 0.0%		135,151

Total Long-Term Investments (Cost — $768,788,811 — 133.0%		767,152,444

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (m)(n)	8,563,631	$8,563,631

Total Short-Term Securities (Cost — $8,563,631) — 1.5%		8,563,631

Options Purchased

(Cost — $43,022) — 0.0%		—

Total Investments (Cost — $777,395,464*) — 134.5%		775,716,075
Liabilities in Excess of Other Assets — (34.5)%		(198,875,822)

Net Assets — 100.0%		$576,840,253

*		As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$779,575,764

Gross unrealized appreciation		$11,582,706
Gross unrealized depreciation		(15,442,395)

Net unrealized depreciation		$(3,859,689)

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Convertible security.
(e)	Zero-coupon bond.
(f)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(k)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $365,766 and an original cost of $2,355,856 which was less than 0.1% of its net assets.
(l)	Security is perpetual in nature and has no stated maturity date.
BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	907,643	7,655,988	8,563,631	$601

(n)	Represents the current yield as of report date.

Portfolio Abbreviations
ADS	American Depositary Shares
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
PIK	Payment-In-Kind.
USD	U.S. Dollar

•	Forward foreign currency exchange contracts outstanding as of May 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

GBP	60,000	USD	100,795	UBS AG	7/23/14	$(262)
USD	3,035,745	CAD	3,340,000	Deutsche Bank AG	7/23/14	(40,816)
USD	6,302,435	EUR	4,560,000	Barclays Bank PLC	7/23/14	86,722
USD	7,887,520	GBP	4,695,000	Barclays Bank PLC	7/23/14	20,784
Total						$66,428

•	OTC options purchased as of May 31, 2014 were as follows:

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	44	—

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Market Value	Premiums Received	Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	CCC-	USD	413	$(89,826)	$(61,859)	$(27,967)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	538	(135,116)	(104,751)	(30,365)

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	14

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows (concluded):

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Market Value	Premiums Received	Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	149	$(37,462)	$(25,177)	$(12,285)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	12/20/15	CCC-	USD	1,112	(278,925)	(166,085)	(112,840)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	CCC-	USD	339	(85,140)	(32,719)	(52,421)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	2,000	(569,977)	(305,480)	(264,497)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	CCC-	USD	362	(115,916)	(53,999)	(61,917)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	9/20/16	CCC-	USD	2,092	(744,691)	(360,525)	(384,166)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/16	CCC-	USD	302	(107,559)	(52,121)	(55,438)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	9/20/16	CCC-	USD	800	(284,815)	(141,083)	(143,732)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	389	(166,504)	(84,926)	(81,578)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	593	(276,232)	(140,448)	(135,784)
Total							$(2,892,163)	$(1,529,173)	$(1,362,990)

[1]	Using Standard &Poor’s rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$12,038,733	—	$12,038,733
Common Stocks	$1,298,253	4,413,433	$1,384,631	7,096,317
Corporate Bonds	—	18,267,184	3,585,902	21,853,086
Floating Rate Loan Interests	—	658,401,275	61,879,006	720,280,281
Investment Companies	96,064	—	—	96,064
Non-Agency Mortgage-Backed Securities	—	1,383,294	—	1,383,294
Other Interests	365,766	—	1,830,003	2,195,769
Preferred Securities	2,073,749	—	—	2,073,749
Warrants	—	9,934	125,217	135,151
Short-Term Securities	8,563,631	—	—	8,563,631
Unfunded Loan Commitments	—	17,202	—	17,202
Total	$12,397,463	$694,531,055	$68,804,759	$775,733,277

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	16

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$107,506	—	$107,506
Liabilities:
Credit contracts	—	(1,362,990)	—	(1,362,990)
Foreign currency exchange contracts	—	(41,078)	—	(41,078)
Total	—	$(1,296,562)	—	$(1,296,562)

1Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,083,514	—	—	$2,083,514
Cash pledged as collateral for OTC swaps	1,560.000	—	—	1,560.000
Foreign currency at value	96,475	—	—	96,475
Liabilities:
Bank borrowings payable	—	$(182,000,000)	—	(182,000,000)
Total	$3,739,989	$(182,000,000)	—	$(178,260,011)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could results in a significantly lower or higher value of such Level 3 instruments.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2013	$1,119,143	$21,081,133	$4,187,534	$86,976,283	$2,150,980	$113,703	$115,628,776
Transfers into Level 3[1]	-	-	-	21,895,661	-	-	21,895,661
Transfers out of Level 3[2]	-	(11,820,188)	-	(26,207,579)	-	-	(38,027,767)
Other	-	-	-	-	-	-	-
Accrued discounts/Premiums	-	18,211	65,570	148,365	-	-	232,146
Net realized gain (loss)	-	518,157	(1,224,001)	178,609	-	-	(527,235)
Net change in unrealized appreciation/Depreciation[3]	265,488	(497,484)	1,506,097	(238,936)	3,510,050	11,514	4,556,729
Purchases	-	-	-	23,834,612	-	-	23,834,612
Sales	-	(9,299,829)	(949,298)	(44,708,009)	(3,831,027)	-	(58,788,163)
Closing Balance, as of May 31, 2014	$1,384,631	-	$3,585,902	$61,879,006	$1,830,003	$125,217	$68,804,759
Net change in unrealized appreciation/depreciation on investments still held as of May 31, 2014	$265,487	-	$268,754	$34,816	$463,943	$11,514	$1,044,514

[1]	As of August 31, 2013, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $21,895,661 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $38,027,767 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at May 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could results in a significantly lower or higher value of such Level 3 instruments.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	18

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") to determine the value of certain of the Fund's Level 3 investments as of May 31, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $60,177,674. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$ 1,384,628	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.50x
			Illiquidity Discount[2]	17.50%
			Offshore Last 12 Months EBITDA Multiple[1]	6.75x
			Offshore Current Fiscal Year EBITDA Mulitple[1]	6.88x
			Onshore Last 12 Months EBITDA Mulitple[1]	5.13x
			Onshore Current Fiscal Year EBITDA Multiple[1]	4.75x
Corporate Bonds	3,585,902	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.50x
			Illiquidity Discount[2]	17.50%
Floating Rate Loan Interests	1,701,338	Market Comparable Yield Analysis	Yield[2]	8.13%
Other Interests[3]	1,830,000	Market Comparable Companies	Tangible Book Value Multiple[1]	1.35x
Warrants	125,217	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.50x
			Illiquidity Discount[2]	17.50%
Total	$8,627,085

1 Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

2 Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

3 For the period ended in May 31, 2014, the valuation technique for certain investments classified as other interests changed to a market approach. The investments were previously valued utilizing an income approach. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND INC.	MAY 31, 2014	19

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 23, 2014